NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative6)	6 Months Ended
Jun. 30, 2012
Potential common shares excluded from conversion of preferred stock were also excluded from diluted loss	4,586,539
Stock options
Antidilutive securities excluded from computation of diluted EPS (in shares)	4,060,000
Warrant
Antidilutive securities excluded from computation of diluted EPS (in shares)	4,563,625